MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 26, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Institutional Prime Value Obligations Fund

Institutional Shares

Service Shares

Capital Shares

(the “Fund”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 200 under the Securities Act of 1933 and Amendment No. 202 under the Investment Company Act of 1940, as amended (“1940 Act”) to the Registration Statement of the above-referenced Fund is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on July 31, 2017 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to change the Fund’s investment strategy to reflect that the Fund will allow investment of all or substantially all of its assets in the Institutional Shares of the Federated Institutional Prime Obligations Fund (“Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives, strategies and limitations. Such investment strategy will be accomplished pursuant to Rule 12d1-1 under the 1940 Act, rather than Section 12(d)(1)(E) of the 1940 Act. The Institutional Shares of the Underlying Fund do not currently charge any distribution, shareholder servicing or account administration fees. To avoid charging duplicative fees, the Adviser will waive and/or reimburse the Fund’s Management Fee with respect to the amount of its net assets invested in the Underlying Fund. The Adviser will also waive and/or reimburse the Fund’s Management Fee and other expenses to the extent necessary to abide by the fee limits disclosed in the prospectus.

Additionally, the Registrant notes the Fund’s intent to disclose and report the portfolio holdings and metrics required by Rule 2a-7 at the Fund-level, rather than the Underlying Fund level. For example, with respect to daily and weekly liquid asset levels reported monthly on Form N-MFP and daily on the Fund’s website, the Fund will consider its holdings of the Underlying Fund to be daily liquid asset and will not “look through” to the securities held by the Underlying Fund.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at (724) 720-8832.

Very truly yours,

/s/ Christina Eifler

Christina Eifler

Sr. Paralegal

Enclosures